JAY L. SWANSON (612) 340-2763 FAX (612) 340-7800 swanson.jay@dorsey.com

May 8, 2017

Division of Corporation Finance Securities and Exchange Commission 100 F Street NE Washington, DC 20549
Attention: Ms. Katelyn Donovan

Re:	Heartland Financial USA, Inc.
Amendment No. 1 to Form S-4 Registration Statement
Registration No. 333-216919

Dear Ms. Donovan:
Accompanying this letter and filed electronically by EDGAR is Amendment No. 1 (“Amendment No. 1”) to the above referenced Registration Statement on Form S-4 (the “Registration Statement”) of Heartland Financial USA, Inc. (“Heartland”). Amendment No. 1 is being filed in response to the comments of the Staff of the Securities and Exchange Commission conveyed orally in your telephone call to me on April 14, 2017. Set forth below is the substance of each of the four comments communicated by you to me, and the response of Heartland to each comment:
1. Adjusted Tangible Common Equity of Citywide Banks of Colorado, Inc. Provide disclosure regarding the amount of the Adjusted Tangible Common Equity (as defined in the Registration Statement) as of a recent date.
In response to your comment, we have added a sentence disclosing the estimated amount of the Adjusted Tangible Common Equity as of March 31, 2017. This sentence appears in the letter to Citywide’s shareholders and on pages 5, 15 and 45 of the Proxy Statement/Prospectus included in the Registration Statement.
2. Consent of Person Named to Become a Director of Heartland. Provide the consent of Martin J. Schmitz to being named in the Registration Statement as a person anticipated to be nominated for election as a director of Heartland at the Heartland 2018 Annual Meeting of Stockholders.
In response to your comment, we have added the consent of Mr. Schmitz as Exhibit 99.4 to Amendment No. 1.
3. Proxies for Special Meeting of Citywide Shareholders. Delete the words “Form of” from the listing of the proxies to be used by Citywide shareholders for voting at the Special Meeting of Citywide Shareholders in the exhibit list in Item 21 of the Registration Statement.
In response to your comment, we have removed the words “Form of” from the listing of these proxies in the exhibit index on page II-2 of the Registration Statement.

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com

4. Opinion regarding Legality. Provide the legality opinion required by Item 601(b)(5) of Regulation S-K.
We will provide the legality opinion as Exhibit 5.1 to Amendment No. 2 (“Amendment No. 2”) to the Registration Statement. The legality opinion cannot be rendered until after the stockholders of Heartland approve an amendment to the Certificate of Incorporation of Heartland increasing the authorized shares of Heartland common stock at the Annual Meeting of Heartland Stockholders to be held on May 17, 2017.
In addition to responding to the Staff’s comments, Amendment No. 1 updates information contained in the original Registration Statement and contains certain housekeeping and clean-up changes.
As you and I have discussed, Heartland intends to file Amendment No. 2, which will include the legality opinion as an exhibit to such amendment, on or about May 18, 2017. Assuming the Staff does not have comments on Amendment No. 2, Heartland plans to request effectiveness of the Registration Statement immediately after the Staff advises Heartland that the Staff has no further comments. This timing will facilitate a late May 2017 or early June 2017 mailing of the Proxy Statement/Prospectus for the Special Meeting of Citywide Shareholders expected to be held on June 28, 2017.
We appreciate your cooperation in working with us to finalize the Registration Statement. Please let us know if the Staff has comments on Amendment No. 1. If you have comments or are in a position to advise us that the Staff has no further comments, please contact me (telephone number: (612) 340‑2763; e-mail address: swanson.jay@dorsey.com) or Cam C. Hoang of this office (telephone number: (612) 492‑6109; e-mail address: hoang.cam@dorsey.com).
Sincerely,

/s/ Jay L. Swanson

Jay L. Swanson
JLS:jmz

cc:	Ms. Cam C. Hoang
Dorsey & Whitney LLP

Mr. J. Daniel Patten
Mr. Bryan R. McKeag
Mr. Michael J. Coyle
Heartland Financial USA, Inc.

50 South Sixth Street | Suite 1500 | Minneapolis, MN | 55402-1498 | T 612.340.2600 | F 612.340.2868 | dorsey.com